Related Party Transactions - Schedule of Related Parties Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Bitmain Technologies Holding Company and its affiliates (“Bitmain”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Related parties of one of the Company’s shareholders
BitFuFu Pool [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Joint venture of the Company
Services provided by:
Related party transactions	$ 22,905	$ 4,126
Mr. Liang Lu [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Ultimate voting control of the Company
Amount due from/ (due to) related parties:
Amount due from/ (due to) related parties	$ 28	25
Bitmain [Member]
Services provided by:
Related party transactions	193,518	177,162	166,541
Amount due from/ (due to) related parties:
Amount due from/ (due to) related parties	68,188	31,512
Pledged Bitcoins- current
Pledged Bitcoins- current	1,932	12,569
Bitmain [Member]
Services provided by:
Related party transactions	$ 30,522